EMPLOYEES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
EMPLOYEES

NOTE 12 – EMPLOYEES

The Company issued 30,000,000 shares of common stock on October 28, 2015 to Robert Clark pursuant to an Employment Agreement, dated August 12, 2015 (the “Clark Employment Agreement”), with Robert Clark and the Company. At the date of issuance, the per-share fair market value of the shares was $0.015 based on the closing price of common stock as reported by the OTCM on the date of issuance. Pursuant to the Clark Employment Agreement, the Company issued an additional 40,000,000 shares of common stock on March 2, 2016. At the date of issuance, the per-share fair market value of the shares was $0.0250 based on the closing price of common stock as reported by the OTCM on the date of issuance. Pursuant to the Clark Employment Agreement, the Company issued an additional 50,000,000 shares of common stock on May 16, 2016. At the date of issuance, the per-share fair market value of the shares was $0.0036 based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering). The Company accrued 80,000,000 shares of common stock on December 31, 2016 that were not issued. At the date of accrual, the per-share fair market value of the shares was $0.0025 based on the closing price of common stock as reported by the OTCM on the date of issuance. On April 19, 2018, 40,000,000 shares were cancelled and returned to the Company for accrual by Mr. Clark. On July 31, 2019, an additional 50,000,000 shares were cancelled and returned to us for accrual.

On December 6, 2017, the Company issued 2,700,000 shares of Series A Preferred Stock to Robert Clark pursuant to the Clark Employment Agreement. These shares had a fair market value of $0.01 per share at the date of issuance. The Company issued the shares of Series A Preferred Stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of Series A Preferred Stock did not involve any public offering).

On December 29, 2017, the Company issued 650,000 shares of our Series B Preferred Stock to Robert Clark pursuant to the Clark Employment Agreement. These shares had a fair market value of $0.06 at the date of issuance. The Company issued the shares of Series B Preferred Stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of Series B Preferred Stock did not involve any public offering). On April 30, 2019, these shares were cancelled and returned to the Company for accrual by Mr. Clark.

The Company issued 500,000 restricted shares of Series D Preferred Stock to Robert Clark on January 24, 2018, as consideration for services rendered in fiscal 2017, which shares, at the date of issuance, had a fair market value of $0.0158 per share based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the shares of Series D Preferred Stock were issued by us in a transaction not involving any public offering).

Pursuant to the terms of the Selinger Employment Agreement, the Company issued to Mr. Selinger 10,000,000 shares of common stock, which shares had a per-share fair market value of $0.0136, based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

The Company issued 5,000,000 shares of common stock on January 16, 2019 to Chad Webb pursuant to an Employment Agreement between Mr. Webb and the Company. At the date of issuance, the per-share fair market value of the shares was $0.0554 based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

The Company issued 100,000 shares of common stock to each of Jazmin Gonzalez and Michelle Motta on May 23, 2019, as an incentive bonus that, at the date of issuance, had a per-share fair market value of $0.131 based on the closing price of common stock on the date of issuance as reported by the OTCM. The Company issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of the shares of common stock did not involve any public offering). On November 7, 2019, the 100,000 shares that had been issued to Michelle Motta were forfeited to the Company and cancelled.

We issued 5,000,000 shares of common stock on January 27, 2020 to Lori Radcliffe pursuant to the Radcliffe Employment Agreement with us. At the date of issuance, the per-share fair market value of the shares was $0.0637 based on the closing price of common stock as reported by the OTCM on the date of issuance. We issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

NOTE 12 – EMPLOYEES

Robert Clark was issued 200,000,000 restricted common shares of Kona Gold Solutions, Inc. at a cost basis value of .00001, 2,700,000 Series Preferred A issued at .00001, 650,000 Series Preferred B issued at .00001, and 500,000 Series Preferred D issued at .00001. This was issued per his employment agreement. 120,000,000 restricted shares of common stock and 650,000 shares of Series Preferred B stock have been returned to the Company. These shares are reflected in the accompanying consolidated balance sheets as accrued compensation.

On September 7, 2019, Christopher Selinger was issued 10,000,000 restricted common shares per his employment agreement with the Company at par value of .00001.

As part of a settlement for compensation, the Company issued 5,000,000 shares of restricted common stock to Chad Webb on January 16, 2019.

The Company issued 200,000 shares of restricted common stock to Jazmin Gonzalez and Michelle Motta for employee appreciation. 100,000 of these shares were forfeited to the Company by Michelle Motta.